UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1 - Schedule of Investments
Portfolio of Investments

ROYCE MICRO-CAP TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS - 106.5%
	SHARES	VALUE
Consumer Products - 5.2%
Apparel and Shoes - 1.7%
Delta Apparel	146,400	$2,094,984
Kleinert’s a,e	14,200	0
Steven Madden a,d	14,500	332,340
Marisa Christina a,d	76,600	55,152
Skechers U.S.A. Cl. A a,d	10,000	163,700
Stride Rite	10,000	128,200
Weyco Group	120,000	2,340,000

		5,114,376

Collectibles - 0.5%
Enesco Group a	127,600	207,988
Topps Company (The)	148,500	1,219,185

		1,427,173

Food/Beverage/Tobacco - 0.3%
CoolBrands International a	8,500	17,914
Green Mountain Coffee Roasters a	26,600	925,148
Nutrition 21 a,d	40,000	36,000

		979,062

Home Furnishing and Appliances - 0.5%
Lifetime Brands	52,554	1,410,550
Stanley Furniture Company	5,000	130,950

		1,541,500

Publishing - 0.1%
Educational Development	10,600	98,686

Sports and Recreation - 0.7%
Monaco Coach	73,900	1,089,286
National R.V. Holdings a	31,800	166,950
Sturm, Ruger & Company	95,000	874,000

		2,130,236

Other Consumer Products - 1.4%
Burnham Holdings Cl. A	79,500	1,848,375
Cobra Electronics a	10,000	83,200
Cross (A. T.) Company Cl. A a	100,000	479,000
JAKKS Pacific a	30,000	486,900
Lazare Kaplan International a	151,700	1,495,762
Sonic Solutions a,d	2,000	43,000

		4,436,237

Total		15,727,270

Consumer Services - 4.4%
Direct Marketing - 0.1%
J. Jill Group a	1,600	25,312
Sportsman’s Guide (The) a	6,000	163,800
ValueVision Media Cl. A a,d	5,000	56,750

		245,862

Leisure and Entertainment - 0.1%
IMAX Corporation a,d	25,000	260,750
Multimedia Games a	5,000	48,550
Singing Machine Company (The) a,d	5,000	1,950
TiVo a,d	20,000	109,800

		421,050

Media and Broadcasting - 0.3%
Outdoor Channel Holdings a,d	69,750	1,029,510

Restaurants and Lodgings - 0.1%
Benihana Cl. A a	800	14,392
California Pizza Kitchen a,d	2,100	61,404

		75,796

Retail Stores - 3.6%
Brookstone a	49,125	979,553
Buckle (The)	35,500	1,205,935
Cache a	4,400	67,012
Casual Male Retail Group a	2,000	13,760
Cato Corporation Cl. A	71,850	1,431,971
Charlotte Russe Holding a,d	3,800	50,616
Deb Shops	19,900	432,626
Dress Barn (The) a,d	12,160	276,762
Gander Mountain Company a,d	3,300	29,667
Kirkland’s a,d	44,300	337,123
La Senza Corporation	99,900	1,714,413
Party City a	40,000	676,800
Shoe Carnival a	11,000	175,010
Stein Mart	148,900	3,022,670
United Retail Group a	60,600	462,984

		10,876,902

Other Consumer Services - 0.2%
Ambassadors Group	15,000	334,500
Ambassadors International	6,100	85,462
Autobytel a,d	20,000	100,200
Rent-Way a,d	32,000	219,840

		740,002

Total		13,389,122

Diversified Investment Companies - 1.7%
Closed-End Mutual Funds - 1.7%
ASA Bermuda	81,500	3,813,385
Central Fund of Canada Cl. A	237,000	1,339,050

Total		5,152,435

Financial Intermediaries - 6.6%
Banking - 3.0%
Abigail Adams National Bancorp c	244,400	3,788,200
Arrow Financial	14,322	388,417
Bancorp (The) a	51,380	821,567
First National Lincoln	40,200	773,850
FirstBank NW	4,930	135,575
Lakeland Financial	22,500	930,375
Meta Financial Group	44,800	884,800
Queen City Investments a	948	788,736
Sterling Bancorp	21,780	490,268

		9,001,788

Insurance - 2.8%
American Safety Insurance Holdings a	10,000	172,400
Argonaut Group a,d	30,900	834,609
First Acceptance a	258,405	2,612,475
Independence Holding	33,534	610,319
NYMAGIC	65,400	1,591,182
Navigators Group a,d	37,200	1,388,304
Quanta Capital Holdings a	63,000	378,000
Wellington Underwriting	444,712	860,860

		8,448,149

Real Estate Investment Trusts - 0.3%
Bimini Mortgage Management Cl. A	79,000	892,700

Securities Brokers - 0.4%
First Albany	45,000	292,500
Sanders Morris Harris Group	21,000	343,350
Stifel Financial a	21,233	762,265

		1,398,115

Other Financial Intermediaries - 0.1%
Electronic Clearing House a	20,000	185,000

Total		19,925,752

Financial Services - 2.7%
Investment Management - 1.7%
Epoch Holding a	218,300	1,091,500
International Assets Holding a	169,000	1,385,800
MVC Capital	211,200	2,492,160

		4,969,460

Other Financial Services - 1.0%
Clark	20,900	351,747
MarketAxess Holdings a	123,700	1,682,320
MicroFinancial	10,000	39,000
PRG-Schultz International a,d	345,000	1,038,450

		3,111,517

Total		8,080,977

Health - 15.6%
Commercial Services - 2.2%
Discovery Partners International a	20,000	64,400
First Consulting Group a	274,700	1,593,260
ICON ADR a,b	800	40,000
PAREXEL International a,d	121,400	2,438,926
TriZetto Group (The) a,d	182,300	2,574,076

		6,710,662

Drugs and Biotech - 4.9%
AXM Pharma a,d	62,000	79,980
Antigenics a,d	70,000	379,400
Axonyx a,d	50,000	57,500
BioSource International a	80,000	1,007,200
CancerVax Corporation a,d	58,000	199,520
Cardiome Pharma a	56,000	492,240
Cell Genesys a,d	58,000	317,840
Cerus Corporation a	91,000	806,260
CollaGenex Pharmaceuticals a,d	25,000	248,000
Durect Corporation a,d	44,100	302,085
DUSA Pharmaceuticals a	29,700	314,820
Emisphere Technologies a,d	163,200	734,400
Gene Logic a	238,579	1,166,652
Genitope Corporation a,d	23,000	159,620
Geron Corporation a,d	6,000	61,620
Hi-Tech Pharmacal a,d	12,300	369,984
Hollis-Eden Pharmaceuticals a,d	44,000	281,160
ImmunoGen a	44,000	322,960
Mannkind Corporation a,d	42,000	574,980
Matrixx Initiatives a,d	20,000	284,400
Maxygen a	5,000	41,450
Momenta Pharmaceuticals a,d	65,500	1,784,875
Monogram Biosciences a,d	55,000	129,250
Myriad Genetics a,d	26,500	579,290
Nabi Biopharmaceuticals a,d	5,000	65,500
Nastech Pharmaceutical Company a,d	3,700	52,318
Neurogen Corporation a,d	4,000	27,520
Nuvelo a,d	52,000	499,200
Oncolytics Biotech a	41,000	157,850
Orchid Cellmark a,d	78,000	663,000
Pharmacyclics a,d	122,900	1,108,558
Pharmacopeia Drug Discovery a,d	25,000	89,500
SFBC International a,d	15,000	665,850
Sangamo BioSciences a	10,000	43,900
Senesco Technologies a,d	25,000	43,250
Theragenics Corporation a	30,000	88,500
VIVUS a,d	163,300	586,247

		14,786,679

Health Services - 2.0%
ATC Healthcare Cl. A a	35,000	15,750
Albany Molecular Research a,d	40,000	487,200
Bio-Imaging Technologies a,d	41,400	126,684
Covalent Group a	25,000	64,500
Gentiva Health Services a	26,000	471,120
HMS Holdings a	71,900	498,267
Horizon Health a,d	50,000	1,358,500
MedCath Corporation a,d	18,000	427,500
National Home Health Care	26,400	298,848
NovaMed a	50,000	342,025
On Assignment a	122,000	1,043,100
Quovadx a	5,000	15,150
RehabCare Group a	22,000	451,440
Sun Healthcare Group a	51,000	375,360
U.S. Physical Therapy a	10,000	181,600

		6,157,044

Medical Products and Devices - 5.9%
Adeza Biomedical a	22,000	383,020
Aksys a,d	100	211
Allied Healthcare Products a	253,500	1,351,155
AngioDynamics a,d	14,000	294,000
Anika Therapeutics a	24,000	283,680
Bruker BioSciences a	187,200	819,936
Caliper Life Sciences a	52,100	366,263
Cardiac Science a	29,947	321,032
CONMED Corporation a,d	3,900	108,732
Del Global Technologies a	168,279	412,284
EPIX Pharmaceuticals a,d	37,000	284,900
Endologix a	7,500	38,100
Exactech a,d	112,800	1,669,440
Kensey Nash a,d	28,000	858,480
Medical Action Industries a	83,500	1,432,860
Merit Medical Systems a	2,350	41,689
Molecular Devices a,d	25,500	532,695
NMT Medical a	116,500	1,283,830
Neurometrix a	25,000	744,250
OrthoLogic Corporation a	75,000	287,250
Orthofix International a	28,000	1,220,800
PLC Systems a	105,200	62,068
Possis Medical a,d	29,900	327,704
Schick Technologies a	25,000	657,500
Synovis Life Technologies a,d	23,000	247,250
Urologix a	100,000	424,000
Utah Medical Products	42,300	1,032,543
Young Innovations	61,450	2,326,497

		17,812,169

Personal Care - 0.6%
CCA Industries	44,040	396,360
Helen of Troy a,d	20,000	412,800
Lifeline Systems a,d	20,050	670,272
Nature’s Sunshine Products	5,000	116,200
Nutraceutical International a	20,000	284,400

		1,880,032

Total		47,346,586

Industrial Products - 15.6%
Automotive - 1.1%
IMPCO Technologies a,d	35,500	213,000
LKQ Corporation a,d	25,700	776,140
Spartan Motors	2,800	30,436
Strattec Security a,d	28,300	1,467,355
Wescast Industries Cl. A	37,900	834,289

		3,321,220

Building Systems and Components - 1.3%
AZZ a	45,600	937,080
Aaon a	47,500	873,050
Craftmade International	36,500	655,905
LSI Industries	64,812	1,231,428
Modtech Holdings a	16,048	155,987

		3,853,450

Construction Materials - 1.5%
Ash Grove Cement Company	8,000	1,408,000
Monarch Cement	50,410	1,260,250
Synalloy Corporation a	171,000	1,913,319

		4,581,569

Industrial Components - 1.7%
American Superconducter a,d	67,000	693,450
Bel Fuse Cl. A	52,600	1,551,700
C & D Technologies	83,000	781,030
Ladish Company a	10,000	174,400
Plug Power a,d	1,370	9,316
Powell Industries a,d	50,300	1,101,067
Scientific Technologies a	10,700	33,598
Tech/Ops Sevcon	76,200	453,390
II-VI a	20,000	354,800
Woodhead Industries	10,000	137,300

		5,290,051

Machinery - 3.8%
Alamo Group	68,500	1,357,670
Ampco-Pittsburgh	98,300	1,523,650
Astec Industries a	40,200	1,141,278
Hardinge	137,000	2,012,188
Hurco Companies a,d	56,100	917,235
Keithley Instruments	14,000	204,400
LeCroy Corporation a,d	40,100	595,485
Lindsay Manufacturing	10,000	220,100
MTS Systems	10,000	377,700
Mueller (Paul) Company	9,650	260,550
Pason Systems	121,200	2,833,735

		11,443,991

Metal Fabrication and Distribution - 1.7%
Aleris International a,d	4,075	111,859
Encore Wire a,d	15,000	243,900
Harris Steel Group	50,000	1,053,764
Haynes International a	16,800	403,200
Insteel Industries	46,000	703,340
Metals USA a,d	10,000	204,600
NN	159,300	1,910,007
Novamerican Steel a,d	2,500	93,375
Oregon Steel Mills a	12,000	334,800
Universal Stainless & Alloy Products a	7,700	129,360

		5,188,205

Paper and Packaging - 0.1%
Mod-Pac Corporation a,d	23,200	252,184

Pumps, Valves and Bearings - 0.6%
CIRCOR International	28,000	768,600
Gorman-Rupp Company	3,375	81,169
Sun Hydraulics	38,950	946,485

		1,796,254

Specialty Chemicals and Materials - 1.9%
Aceto Corporation	349,369	2,015,859
American Pacific a	36,000	212,976
Balchem Corporation	15,000	413,250
CFC International a,d	40,600	629,300
Hawkins	122,667	1,680,538
NuCo2 a,d	20,000	515,000
Park Electrochemical	10,000	266,500

		5,733,423

Textiles - 0.1%
Fab Industries a,e	56,400	112,800

Other Industrial Products - 1.8%
Color Kinetics a,d	50,000	750,000
Eastern Company (The)	26,500	576,375
Maxwell Technologies a	15,300	216,036
Myers Industries	32,276	375,693
Peerless Manufacturing a	42,200	715,290
Quixote Corporation	35,500	759,345
Raven Industries	73,000	2,135,250

		5,527,989

Total		47,101,136

Industrial Services - 14.7%
Advertising and Publishing - 0.4%
MDC Partners Cl. A a	60,000	432,000
NetRatings a,d	50,000	761,000

		1,193,000

Commercial Services - 6.2%
Administaff	10,000	397,400
American Bank Note Holographics a	267,200	1,549,760
Anacomp Cl. A a	26,000	279,500
BB Holdings	390,000	2,617,290
Bennett Environmental a	20,900	59,565
Collectors Universe a	34,500	438,150
CorVel Corporation a	28,450	681,662
Edgewater Technology a	18,339	87,477
Exponent a	68,300	2,143,937
Geo Group (The) a	51,200	1,356,800
iGATE Corporation a,d	273,400	992,442
Kforce a,d	55,000	566,500
Management Network Group a	40,000	103,600
NCO Group a,d	20,000	413,200
New Horizons Worldwide a	132,000	310,200
PDI a,d	65,200	998,212
RCM Technologies a,d	85,300	512,653
RemedyTemp Cl. A a,d	83,200	692,224
Renaissance Learning	3,040	54,112
SM&A a,d	31,300	275,753
Senomyx a	47,000	800,410
Stantec a	2,819	87,365
TRC Companies a	22,600	352,560
Volt Information Sciences a,d	60,500	1,229,360
Westaff a	362,500	1,663,875

		18,664,007

Engineering and Construction - 1.0%
Devcon International a	21,700	223,076
Insituform Technologies Cl. A a,d	80,300	1,388,387
Skyline Corporation	32,100	1,304,544

		2,916,007

Food and Tobacco Processors - 1.0%
ML Macadamia Orchards L.P.	120,200	691,150
Omega Protein a	9,600	73,056
Seneca Foods Cl. A a	62,500	1,112,500
Seneca Foods Cl. B a	42,500	743,750
Sunopta a,d	65,000	315,900

		2,936,356

Industrial Distribution - 1.1%
Central Steel & Wire	2,837	1,685,178
Elamex a	70,200	144,612
Lawson Products	19,500	716,040
Strategic Distribution a	59,690	671,513

		3,217,343

Printing - 0.9%
Bowne & Co.	66,500	950,285
Champion Industries	23,500	98,700
Courier Corporation	22,950	858,330
Ennis	9,700	162,960
Schawk	38,900	777,611

		2,847,886

Transportation and Logistics - 3.8%
AirNet Systems a	180,000	855,000
Atlas Air Worldwide Holdings a	15,500	492,125
Forward Air	65,700	2,420,388
Frozen Food Express Industries a	92,000	965,080
Hub Group Cl. A a,d	11,000	403,810
Knight Transportation	21,000	511,560
MAIR Holdings a,d	8,600	50,138
Marten Transport a,d	3,100	78,430
Pacific CMA a,d	200,000	144,000
Patriot Transportation Holding a	24,400	1,676,280
Pinnacle Airlines a,d	44,100	286,650
SCS Transportation a	41,000	644,110
Universal Truckload Services a	154,200	2,865,036
Vitran Corporation Cl. A a,d	5,500	89,210

		11,481,817

Other Industrial Services - 0.3%
Landauer	21,300	1,043,700
Team a	2,200	49,500

		1,093,200

Total		44,349,616

Natural Resources - 9.6%
Energy Services - 3.6%
Calfrac Well Services	1,000	34,022
Carbo Ceramics	18,750	1,237,313
Conrad Industries a	154,000	308,000
Dawson Geophysical a	3,400	102,850
Dril-Quip a,d	62,500	3,000,000
Enerflex Systems	5,000	117,850
Gulf Island Fabrication	46,500	1,336,875
GulfMark Offshore a,d	67,050	2,163,704
Input/Output a,d	118,500	945,630
Seitel a,d	100,000	152,000
Valley National Gases a	30,100	496,048
Willbros Group a,d	59,500	943,075

		10,837,367

Oil and Gas - 2.2%
ATP Oil & Gas a	21,300	699,492
Bonavista Energy Trust	88,000	2,816,000
Contango Oil & Gas Company a	10,000	120,400
Edge Petroleum a	3,500	92,365
Nuvista Energy a	121,000	2,008,861
Pioneer Drilling Company a,d	32,000	624,640
Savanna Energy Services a	2,500	59,076
VAALCO Energy a	83,000	335,320

		6,756,154

Precious Metals and Mining - 1.6%
Apex Silver Mines a	76,100	1,195,531
Aurizon Mines a	237,000	305,730
Brush Engineered Materials a	15,500	246,140
Cardero Resource a	5,000	16,516
Etruscan Resources a	675,900	970,971
Gammon Lake Resources a	25,000	203,750
Metallica Resources a	281,300	436,015
Minefinders Corporation a	116,000	566,080
Nevsun Resources a	5,000	10,450
Northern Orion Resources a,d	179,400	527,436
NovaGold Resources a,d	13,400	107,334
Spur Ventures a	18,350	23,204
Western Silver a	11,800	99,592

		4,708,749

Real Estate - 1.1%
HomeFed Corporation a	54,852	3,181,416
Kennedy-Wilson a	21,500	258,000

		3,439,416

Other Natural Resources - 1.1%
PICO Holdings a	68,000	2,389,520
Pope Resources L.P.	33,000	1,032,900

		3,422,420

Total		29,164,106

Technology - 25.5%
Aerospace and Defense - 2.5%
Allied Defense Group (The) a	58,400	1,316,920
Astronics Corporation a	26,400	254,760
Ducommun a	84,500	1,859,000
HEICO Corporation	41,600	965,120
HEICO Corporation Cl. A	24,160	430,048
Herley Industries a	81,000	1,509,030
Integral Systems	58,500	1,207,440
SIFCO Industries a	45,800	162,590

		7,704,908

Components and Systems - 5.3%
Advanced Photonix Cl. A a,d	147,900	440,742
Belden CDT	15,000	291,450
CSP a	122,581	875,229
Dot Hill Systems a,d	2,000	13,460
Excel Technology a	108,900	2,797,641
Giga-tronics a,d	3,200	13,472
InFocus Corporation a	148,000	510,600
Kronos a	17,375	775,620
Lowrance Electronics	91,000	2,310,490
Merix Corporation a	7,000	39,200
Metrologic Instruments a	2,900	52,751
Mobility Electronics a,d	1,000	10,660
MOCON	15,600	151,008
Neoware Systems a	2,600	43,524
OSI Systems a	28,000	442,400
Overland Storage a	47,400	386,310
Performance Technologies a,d	54,050	386,458
Plexus Corporation a	26,500	452,885
Printronix	20,300	317,695
REMEC a,d	59,006	73,166
Richardson Electronics	202,100	1,527,876
SafeNet a,d	11,781	427,768
SimpleTech a	220,700	1,092,465
TTM Technologies a,d	167,200	1,195,480
TransAct Technologies a	78,600	597,360
VarsityBooks.com a,d	72,200	360,386
WindsorTech a	183,900	321,825
Zomax a	20,000	64,200

		15,972,121

Distribution - 0.9%
Agilysys	90,000	1,515,600
Bell Industries a	85,700	228,819
Brightpoint a	18,000	344,520
Jaco Electronics a	30,900	117,420
Nu Horizons Electronics a	40,000	289,600
PC Mall a,d	21,800	124,696
Pomeroy IT Solutions a	6,900	78,384

		2,699,039

Internet Software and Services - 1.1%
Arbinet-thexchange a	22,200	159,840
CryptoLogic	19,900	349,444
Digitas a,d	98,840	1,122,823
eCOST.com a,d	7,242	13,036
EDGAR Online a,d	83,600	199,804
Inforte Corporation a	1,100	4,609
LookSmart a	20,000	16,600
MIVA a,d	10,000	60,300
NIC a	26,800	175,540
Packeteer a	5,000	62,750
Provide Commerce a	5,000	121,350
RealNetworks a	65,700	375,147
Register.com a,d	41,857	324,392
Stamps.com a	21,200	364,852
Stellent a,d	15,000	128,550

		3,479,037

IT Services - 4.8%
CIBER a,d	182,662	1,357,179
Computer Task Group a	381,100	1,410,070
Covansys Corporation a	227,500	3,630,900
DiamondCluster International a,d	179,000	1,356,820
Forrester Research a	105,500	2,196,510
Infocrossing a,d	20,000	183,800
Rainmaker Systems a	10,000	6,200
Sapient Corporation a,d	500,000	3,125,000
Syntel	54,300	1,058,307
Tier Technologies Cl. B a,d	6,800	58,820

		14,383,606

Semiconductors and Equipment - 1.9%
Advanced Energy Industries a	45,000	484,200
California Micro Devices a	41,700	321,924
Cascade Microtech a	2,000	26,920
CyberOptics Corporation a	41,800	582,274
ESS Technology a,d	25,000	88,750
Electroglas a,d	281,700	952,146
Exar Corporation a,d	41,208	577,737
Integrated Silicon Solution a	20,000	168,000
Intevac a,d	40,550	418,071
Netlogic Microsystems a,d	5,000	107,950
PDF Solutions a,d	29,000	481,400
Photronics a,d	29,750	577,150
QuickLogic Corporation a	20,000	70,400
Rudolph Technologies a,d	40,000	538,800
Semitool a	25,500	202,725
White Electronic Designs a	10,000	51,000

		5,649,447

Software - 5.1%
Aladdin Knowledge Systems a	27,300	575,757
ANSYS a,d	30,800	1,185,492
Applix a	20,000	125,800
BindView Development a	191,100	668,850
ILOG ADR a,b	35,000	603,400
Indus International a	19,200	51,264
InterVideo a,d	22,500	225,675
iPass a,d	190,000	1,022,200
JDA Software Group a,d	59,500	903,210
MSC.Software a,d	12,700	198,374
Majesco Entertainment Company a,d	2,500	3,325
MapInfo a	5,000	61,250
McDATA Corporation Cl. A a,d	18,200	95,363
MIND C.T.I.	20,000	58,200
Omnicell a	2,200	21,406
Pegasystems a,d	244,400	1,463,956
PLATO Learning a	121,142	921,891
SPSS a	44,300	1,063,200
SeaChange International a,d	5,000	31,800
Smith Micro Software a,d	35,000	234,850
TeleCommunication Systems Cl. A a,d	75,000	196,088
Transaction Systems Architects Cl. A a	140,100	3,901,785
Verity a	181,500	1,927,530

		15,540,666

Telecommunications - 3.9%
Anaren a	94,800	1,336,680
Brooktrout a,d	25,400	329,438
C-COR.net a,d	73,600	496,800
Captaris a	130,000	488,800
Carrier Access a	10,000	55,200
Catapult Communications a,d	5,000	91,700
Centillium Communications a	11,000	41,470
Channell Commercial a	48,000	453,624
Communications Systems	132,700	1,492,875
Ditech Communications a,d	70,000	471,800
Intervoice a,d	58,000	522,580
MetaSolv a	5,800	18,966
North Pittsburgh Systems	15,700	320,437
Novatel Wireless a,d	35,000	506,450
PC-Tel a	48,100	452,140
Powerwave Technologies a	20,315	263,897
Radyne ComStream a	61,100	648,271
SpectraLink Corporation	57,000	726,750
UCN a,d	62,000	120,900
ViaSat a,d	91,812	2,354,978
Yak Communications a,d	118,000	518,020

		11,711,776

Total		77,140,600

Miscellaneous - 4.9%
Total		14,855,618

TOTAL COMMON STOCKS
(Cost $213,418,415)		322,233,218

PREFERRED STOCK - 0.4%
Seneca Foods Conv. a	75,409	1,304,576

TOTAL PREFERRED STOCK
(Cost $943,607)		1,304,576

REPURCHASE AGREEMENT - 13.1%
State Street Bank & Trust Company, 3.30% dated 9/30/05, due 10/3/05, maturity value $39,780,937 (collateralized by obligations of various U.S. Government Agencies, valued at $40,764,688)
(Cost $39,770,000)		39,770,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 8.8%
U.S. Treasury Bonds
5.50%-8.00% due 11/15/21-8/15/28		12,270
U.S. Treasury Notes
5.75% due 11/15/05		40,876
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio		26,516,827

(Cost $26,569,973)		26,569,973

TOTAL INVESTMENTS - 128.8%
(Cost $280,701,995)		389,877,767

LIABILITIES LESS CASH AND OTHER ASSETS - (9.0)%		(27,158,498)

PREFERRED STOCK - (19.8)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$302,719,269

a	Non-income producing.

b	American Depository Receipt.

c	At September 30, 2005, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended September 30, 2005:

	Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
Affiliated Company	12/31/2004	12/31/2004	Purchases	Sales	Gain (Loss)	Income	9/30/2005	9/30/2005

Abigail Adams National Bancorp	-	-	$3,910,400	-	-	-	244,400	$3,788,200

d	A portion of these securities were on loan at September 30, 2005. Total market value of loaned securities at September 30, 2005 was $25,468,537.

e	Securities for which market quotations are no longer readily available represent 0.04% of net assets.
These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $281,453,515. At September 30, 2005, net unrealized appreciation for all securities was $108,424,252, consisting of aggregate gross unrealized appreciation of $117,867,373 and aggregate gross unrealized depreciation of $9,443,121. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Repurchase Agreements:
The Fund entered into repurchase agreements with respect to its portfolio securities solely with State Street Bank and Trust Company (“SSB&T”), the custodian of its assets. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held by SSB&T until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of SSB&T, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and is invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)                     The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)                      There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 28, 2005

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 28, 2005